7. Equity (Details) - EUR (€) € / shares in Units, € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Equity Details
Issued capital	€ 624	€ 624
Number of shares outstanding	62,440,213	62,430,106
par value	€ 0.01	€ 0.01